Condensed Consolidated Unaudited Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
Cash flows from operating activities:
Loss for the period	$ (2,606)	[1]	$ (5,183)
Adjustments:
Depreciation	95	[1]	3
Finance expenses (income), net	(957)	[1]	813
Share-based payments	499	[1]	612
Income in regards with settlement with a minority shareholder of a subsidiary		[1]	(866)
Total adjustments	(2,969)	[1]	(4,621)
Changes in assets and liabilities:
Changes in other current assets	953	[1]	202
Changes in accounts payables	142	[1]	525
Changes in other payables	(226)	[1]	412
Changes in post - employment benefit liabilities	(170)	[1]
Changes in assets and liabilities	699	[1]	1,139
Net cash used in operating activities	(2,270)	[1]	(3,482)
Cash flows from investing activities:
Interest received	30	[1]	24
Increase in short term deposits	(3,500)	[1]	(3,061)
Investment in Financial asset	(2,000)	[1]
Acquisition of fixed assets	(8)	[1]	(5)
Net cash used in investing activities	(5,478)	[1]	(3,042)
Cash flows from financing activities:
Proceeds from warrants exercised	43	[1]	515
Proceeds from issuance of shares and ADSs	2,594	[1]	4,683
Share and ADS issuance expenses paid	(264)	[1]	(407)
Proceeds from issuance of warrants	3,406	[1]	3,467
Warrants issuance expenses paid	(347)	[1]	(301)
Repayment of lease liability	(89)
Interest paid	(14)	[1]	(7)
Net cash provided by financing activities	5,329	[1]	7,950
Net increase (decrease) in cash and cash equivalents	(2,419)	[1]	1,426
Cash and cash equivalents at the beginning of the period	5,163		3,947
Effect of translation adjustments on cash and cash equivalents	13	[1]	(10)
Cash and cash equivalents at the end of the period	$ 2,757	[1]	$ 5,363

[1]	See Note 3 regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.